COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SCHEDULE OF LEASE COMMITMENTS

The five-year maturity of the Company’s operating lease liabilities is as follow:

Twelve Months Ending June 30,	Operating lease liabilities

2022	$162,318
2023	153,835
2024	8,323
Total lease payments	324,476
Less: interest	(17,868)
Present value of lease liabilities	$306,608

The five-year maturity of the Company’s operating lease liabilities is as follow:

Twelve Months Ending December 31,	Operating lease liabilities

2021	$172,191
2022	168,890
2023	83,259
Thereafter	-
Total lease payments	424,340
Less: interest	(28,576)
Present value of lease liabilities	$395,764

SCHEDULE OF FUTURE MINIMUM PURCHASE COMMITMENT

The total future minimum purchase commitment under a non-cancellable purchase contract as of June 30, 2021 for the next five years and thereafter is as follows:

Twelve months ending June 30,	Minimum purchase
2022	$693,900
2023	693,900
2024	693,900
2025	693,900
2026	693,900
Thereafter	1,040,850
Total minimum purchase commitments required	$4,510,350

The total future minimum purchase commitment under a non-cancellable purchase contract as of December 31, 2020 for the next five years and thereafter is as follows:

Twelve months ending December 31,	Minimum purchase
2021	$693,900
2022	693,900
2023	693,900
2024	693,900
2025	693,900
Thereafter	1,387,800
Total minimum purchase commitments required	$4,857,300

Superior Living SDN. BHD. [Member]
SCHEDULE OF FUTURE MINIMUM PURCHASE COMMITMENT

The Company has entered into five non-cancellable operating lease agreements for one office space, one sales and training center, two distribution centers and one employee apartment. The Company’s commitment for minimum lease payments under these operating leases as of March 31, 2020 for the next five years is as follow:

Twelve Months Ending March 31,	Minimum Lease Payment

2021	$164,745
2022	158,981
2023	156,551
2024	38,038
Thereafter	-
Total minimum payments required	$518,315

The Company has entered into five non-cancellable operating lease agreements for one office space, one sales and training center, two distribution centers and one employee apartment. The Company’s commitment for minimum lease payments under these operating leases as of December 31, 2019 for the next five years is as follow:

Twelve Months Ending December 31,	Minimum Lease Payment

2020	$178,035
2021	169,077
2022	165,836
2023	81,753
Thereafter	-
Total minimum payments required	$594,701